Concentrations (Details)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Purchase [Member]
Concentrations (Textual)
Concentration risk, percentage	10.00%	10.00%
Supplier Concentration Risk II | Purchase [Member]
Concentrations (Textual)
Concentration risk, percentage	100.00%
Supplier One [Member]
Concentrations (Textual)
Concentration risk, percentage		44.00%
Supplier Two [Member]
Concentrations (Textual)
Concentration risk, percentage		12.00%
Supplier Three [Member]
Concentrations (Textual)
Concentration risk, percentage		11.00%
Revenue Benchmark [Member]
Concentrations (Textual)
Concentration risk, percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	33.00%	19.00%
Revenue Benchmark [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage	24.00%	17.00%
Revenue Benchmark [Member] | Customer Three [Member]
Concentrations (Textual)
Concentration risk, percentage		11.00%
Revenue Benchmark [Member] | Customer Four [Member]
Concentrations (Textual)
Concentration risk, percentage		10.00%